Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37385
Entity Registrant Name	Baozun Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 1-9, Lane 510, West Jiangchang Road
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200436
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Entity Central Index Key	0001625414
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Firm ID	1113
Auditor Location	Shanghai, China
ADR
Title of 12(b) Security	American Depositary Shares, each representingthree Class A Ordinary Shares, par valueUS$0.0001 per share
Security Exchange Name	NASDAQ
Trading Symbol	BZUN
Class A ordinary shares
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.0001 per share
Entity Common Stock, Shares Outstanding	195,493,754
Class B ordinary shares
Entity Common Stock, Shares Outstanding	13,300,738
Ordinary shares
Entity Common Stock, Shares Outstanding	208,794,492
Business Contact [Member]
Entity Address, Address Line One	No. 1-9, Lane 510, West Jiangchang Road
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200436
Entity Address, Country	CN
Contact Personnel Name	Arthur Yu
City Area Code	86
Local Phone Number	21 6080-9991